Offerings - Offering: 1	Dec. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	59,058,271
Proposed Maximum Offering Price per Unit	57.98
Maximum Aggregate Offering Price	$ 3,424,198,552.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 524,244.8
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A shares representing limited liability company interests (“Class A shares”) being registered hereunder include such indeterminate number of Class A shares as may be issuable with respect to the Class A shares being registered hereunder as a result of share splits, share dividends or similar transactions. This Registration Statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder.

(2)
Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the
proposed maximum offering price per share is $57.98, which is the average of the high and low prices of the Class A shares on December 23, 2024, on the New York Stock Exchange.